[MHM, July 30, 2007]
[Translation]

Filing Document:	EXTRAORDINARY REPORT

Filed with:	The Director of Kanto Local Finance Bureau

Filing Date:	July 30, 2007

Name of the Fund:	PUTNAM GLOBAL INCOME TRUST

Name of the Registrant Issuer:	PUTNAM GLOBAL INCOME TRUST

Name of Representative:	Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Reporting Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this
Extraordinary Report is available
for Public Inspection:	Not applicable.

I. REASON FOR FILING THIS EXTRAORDINARY REPORT:

As there were changes in the major related parties of Putnam Global Income Trust (the "Fund") as follows, the Fund hereby submits this Extraordinary Report pursuant to Article 24-5, Paragraph 4 of the Securities and Exchange Law and Article 29, Paragraph 2, Sub-paragraphs 2 of the Cabinet Ordinance Concerning Disclosure of Contents, etc. of Specified Securities.

II. Contents of Changes

On April 27, 2007, Putnam Fiduciary Trust Company retired from the Custodian of the Fund.

1. Name, Amount of Capital, and Outline of Business Relationship with the Fund of the Related Company:

(1) Name of the Related Company:

Putnam Fiduciary Trust Company (Investor Servicing Agent)

(2) Amount of Capital:

U.S.$111,505,873.00* (approximately 13.57 billion Yen) as of May 31, 2007.
* unaudited
(Note) U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00 = JPY 121.69, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on May 31, 2007.

(3) Outline of Business Relationship with the Fund:

Putnam Fiduciary Trust Company acts as Investor Servicing Agent of the Fund.

2. Date of Change: April 27, 2007

[Attachments]

1) Incumbency Certificate; and

2) Power of Attorney.

[MHM, July 30, 2007]

[Translation]

SEMI-ANNUAL REPORT

(During the Thirteenth Term)
From: November 1, 2006
To: April 30, 2007

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

PUTNAM GLOBAL INCOME TRUST

Semi-annual Report

(During the Thirteenth Term)
From: November 1, 2006
To: April 30, 2007

PUTNAM GLOBAL INCOME TRUST

Name of the document filed:	Semi-annual Report

To:	Director of Kanto Local Finance Bureau

Filing Date:	July 30, 2007

Accounting Period:	During the 13th Period (From November 1, 2006
to April 30, 2007)

Name of the Registrant Fund:	PUTNAM GLOBAL INCOME TRUST

Name of the Registrant Issuer:	PUTNAM GLOBAL INCOME TRUST

Name and Official Title of	Charles E. Porter
Representative of Trust:	Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Kitaguchi Building
of Registrant Agent:	6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

- ii -

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report
is available for Public Inspection:	Not applicable.

I. STATUS OF INVESTMENT FUND
(1) Diversification of Investment Portfolio

		(As of the end of May 2007)

			Investment
Type of Asset	Name of Country	Total U.S. Dollars	Ratio (%)

Collateralized Mortgage
Obligations	United States	41,750,218	34.03

	Canada	1,274,604	1.04

	Ireland	925,433	0.76

	United Kingdom	580,241	0.47

Sub-Total		44,530,496	36.30

Foreign Government Bonds	Austria	6,303,106	5.14

	Netherlands	6,208,284	5.06

	Japan	4,735,787	3.86

	Spain	4,137,282	3.37

	Ireland	2,352,807	1.92

	Canada	2,345,290	1.91

	Denmark	1,799,827	1.47

	Italy	1,550,509	1.26

	United Kingdom	1,134,327	0.93

	Sweden	592,784	0.48

	France	83	0.00

Sub-Total		31,160,086	25.40

U.S. Government Agency
Mortgage Obligations	United States	19,115,505	15.58

Asset-Backed Securities	United States	10,337,953	8.43

	United Kingdom	3,159,749	2.58

	Cayman Islands	1,070,433	0.87

	Ireland	104,522	0.08

Sub-Total		14,672,657	11.96

Corporate Bonds	Germany	4,133,770	3.37

	Austria	1,957,155	1.60

	United States	1,856,151	1.51

	France	691,928	0.56

	Luxembourg	586,326	0.48

	Finland	333,446	0.27

	Cayman Islands	277,777	0.23

	United Kingdom	198,825	0.16

	Netherlands	159,549	0.13

	Canada	68,134	0.06

Sub-Total		10,263,061	8.37

Purchased Options	United States	3,243,534	2.64

U.S. Treasury Obligations	United States	749,663	0.61

Short-Term Investments	United States	2,851,486	2.33

Cash, Deposits and Other Assets
(After deduction of liabilities)		-3,914,074	-3.19

Total (Net Asset Value)		122,672,414	100.00

		(14,928,006,060 yen)

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is JPY 121.69 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi UFJ, Ltd. on May 31, 2007. The same applies hereinafter.

Note 3: In this report, money amounts and percentages terminating by 5 or more have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up to 10 if terminating by 5 or more and otherwise rounded down when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2) Results of Past Operations

(a) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each month within one year prior to the end of May 2007 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar	Yen

2006 End of June	21,881	2,663	11.92	1,451
July	21,657	2,635	11.96	1,455
August	22,704	2,763	12.05	1,466
September	22,332	2,718	11.97	1,457
October	21,974	2,674	12.04	1,465
November	22,159	2,697	12.27	1,493
December	21,490	2,615	12.11	1,474
2007 End of January	20,345	2,476	11.94	1,453
February	20,499	2,495	12.12	1,475
March	20,391	2,481	12.12	1,475
April	20,311	2,472	12.23	1,488
May	19,852	2,416	12.05	1,466

(b) Record of Distributions Paid (Class M Shares)

	Amount of Dividend
Period	paid per Share		Return of Capital

	Dollar	Yen	Dollar	Yen

12th Fiscal Year (11/1/05
- 10/31/06)	$0.620	75.45	$0.000	0.0

Records of distribution paid and Net Asset Value per share from June 2006 to May 2007 are as follows:

	Dividend	Net Asset Value
Ex-dividend Date	(dollar)	Per Share (dollar)

June 22, 2006	0.051	11.83
July 20, 2006	0.052	11.85
August 22, 2006	0.052	12.00
September 21, 2006	0.052	11.98
October 20, 2006	0.052	11.89
November 21, 2006	0.036	12.04
December 19, 2006	0.037	12.13
January 22, 2007	0.036	11.95
February 20, 2007	0.037	12.01
March 22, 2007	0.036	12.15
April 20, 2007	0.037	12.20
May 21, 2007	0.037	12.09

(c) Record of Return Rate (Class M Shares)

Period	Return Rate (*)

June 1, 2006-May 31, 2007	3.86%

(*) Return Rate (%) ={[[Ending NAV*A]]/Beginning NAV]-1}*100

"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1. Provided that Beginning NAV means net asset value per share on May 31, 2006 and Ending NAV means net asset value per share on May 31, 2007.

II. THE FINANCIAL CONDITIONS OF THE FUND
[Translation of Unaudited Semi-annual Accounts will be attached.]

III. RECORD OF SALES AND REPURCHASES (Class M shares)

Records of sales and repurchases during one year period up to and including the end of May 2007 and number of outstanding shares of the Fund as of the end of May 2007 are as follows:

	Number of	Number of Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares

Worldwide	171,763	392,105	1,647,052
(In Japan)	(100)	(304,300)	(1,364,200)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

IV. OUTLINE OF THE MANAGEMENT COMPANY

1. Fund

(1) Amount of Capital Stock (as of the end of May 2007)

Not applicable.

(2) Description of Business and Outline of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund’s assets. The Fund has retained Putnam Investment Management LLC., the investment adviser, to render investment advisory services and State Street Bank and Trust Company, to hold the assets of the Fund in custody and Putnam Fiduciary Trust Company to act as the Investor Servicing Agent.

Putnam Investment Management LLC has retained its affiliate, Putnam Investments Limited to manage a separate portion of the assets of the Fund. Subject to the supervision of Putnam Investment Management LLC, Putnam Investments Limited is responsible for making investment decisions for the portion of the assets of the Fund that it manages.

Putnam Investments Limited provides a full range of international investment advisory services to institutional and retail clients.

(3) Miscellaneous

There has been, or is, no litigation which had or is expected to have a material effect on the Fund during the six months before the filing of this report.

2. Putnam Investment Management, LLC. (Investment Management Company)

(1) Amount of Capital Stock

1. Amount of member’s equity (as of the end of May, 2007): $34,005,777*

2. Record of Amount of Member’s equity (for the latest 5 years):

Year	Member’s Equity
End of 2002	$138,739,094
End of 2003	$144,486,036
End of 2004+	-$9,155,466
End of 2005	$73,231,356
End of 2006	$52,510,165

*Unaudited

+During 2004, Putnam Investment Management accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with the Parent and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members’ Equity.

(2) Description of Business and Outline of Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of May 2007, Investment Management Company managed, advised, and/or administered the following 105 funds and fund portfolios (having an aggregate net asset value of over $ 126.6 billion):

		(as of the end of May 2007)

Country where Funds are	Principal	Number of	Net Asset Value (million
established or managed	Characteristics	Funds	dollars)

	Closed End Bond	10	$4,173.83
U.S.A.	Open End Balanced	13	$35,280.68
	Open End Bond	31	$30,805.22
	Open End Equity	51	$56,432.65

	Totals	105	$ 126,692.38

(3) Miscellaneous

Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division (“MSD”) in connection with excessive short-term trading by certain former Putnam employees and, in the case of the charges brought by the MSD, excessive short-term trading by participants in some Putnam-administered 401(k) plans. Putnam Management agreed to pay $193.5 million in penalties and restitution, of which $153.5 million will be distributed to certain open-end Putnam funds and their shareholders after the SEC and MSD approve a distribution plan being developed by an independent consultant. The allegations of the SEC and MSD and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits filed against Putnam Management and, in a limited number of cases, against some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY

[Translation of Audited Annual Accounts will be attached.]

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

PUTNAM GLOBAL INCOME TRUST

Name of the document filed:	Amendment to the Securities Registration
Statement

To:	Director of Kanto Local Finance Bureau

Filing Date:	July 30, 2007

Name of the Registrant Issuer:	PUTNAM GLOBAL INCOME TRUST

Name and Official Title of	Charles E. Porter
Representative of Trust:	Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Kitaguchi Building
of Registrant Agent	6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Name of the Fund Making Public	PUTNAM GLOBAL INCOME TRUST
Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of	Up to 1,194 million U.S. dollars (approximately
Foreign Investment Fund Securities	¥ 145.30 billion)
to be Publicly Offered or Sold:

Places where a copy of this Amendment to
the Securities Registration Statement is
available for Public Inspection:	Not applicable.

Note : The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is ¥ 121.69 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi UFJ, Ltd. on May 31, 2007.

I. Reason For Filing This Amendment To the Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on March 30, 2007 due to the fact that the Semi-annual Report was filed on July 31, 2007.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

II-1. Amendment due to filing the Semi-annual Report

The following items in the SRS are amended to have the same contents as those provided in the following items of the Semi-annual Report:

The SRS	The Semi-annual Report	The way of
amendment

PART II. INFORMATION ON
THE FUND
I. DESCRIPTION OF THE FUND
1. NATURE OF THE FUND
(B) Structure of the Fund:
(3) Outline of the Fund	IV. OUTLINE OF THE
MANAGEMENT COMPANY
1. Fund	1. Fund
d. Amount of Capital Stock	(1) Amount of Capital Stock	Novation
2. Investment Management	2. Investment Management
Company	Company
d. Amount of Capital Stock:	(1) Amount of Capital Stock	Novation
5. STATUS OF INVESTMENT	I. STATUS OF INVESTMENT
FUND	FUND
(A) Diversification of Investment	(1) Diversification of Investment	Novation
Portfolio	Portfolio
(C) Results of Past Operations	(2) Results of Past Operations	Addition
PART III. DETAILED
INFORMATION ON THE FUND
IV. FINANCIAL CONDITIONS OF	II. OUTLINE OF THE	Addition
FINANCIAL STATUS OF THE
THE FUND	FUND
V. RECORD OF SALES AND	III. RECORD OF SALES AND	Addition
REPURCHASES	REPURCHASES
PART IV. SPECIAL
INFORMATION
I. OUTLINE OF THE
MANAGEMENT COMPANY
1 Fund	IV. OUTLINE OF THE
MANAGEMENT COMPANY

(A) Outline of the Fund:	1. Fund
(1) Amount of Capital Stock	(1) Amount of Capital Stock	Novation
(B) Description of Business and	(2) Description of Business and	Novation
Outline of Operation	Outline of Operation

2. Investment Management Company
(A) Outline of Investment	2. Investment Management
Management Company	Company
(1) Amount of Capital Stock	(1) Amount of Capital Stock	Novation
(B) Description of Business and	(2) Description of Business and	Novation
Outline of Operation	Outline of Operation

3 Financial Conditions of the	V. OUTLINE OF THE	Novation
Investment Management Company	FINANCIAL STATUS OF THE
MANAGEMENT COMPANY
5 Miscellaneous	IV. OUTLINE OF THE
MANAGEMENT COMPANY
(1) Fund	1. Fund
Litigation and Other Significant	(3) Miscellaneous	Addition
Events
(2) Investment Management Company	2. Investment Management
Company
Litigation, etc.	(3) Miscellaneous	Novation

The contents of the Semi-annual Report are as follows: [Omitted]

II-2. Other Amendment

Cover
[Before amendment]
- Omitted hereinbefore -

Aggregate Amount of	Up to 1,194 million U.S. dollars
Foreign Investment Fund Securities	(approximately ¥145.3 billion)
to be Publicly Offered or Sold:

Note :	U.S.$ amount is translated into Japanese Yen at the rate of
U.S.$l.00=¥121.73 the mean of the exchange rate quotations by The Bank of
Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2007.

Places where a copy of this Securities Registration
Statement is available for Public Inspection

Not applicable.

[After amendment]
- Omitted hereinbefore -

Aggregate Amount of	Up to 1,194 million U.S. dollars
Foreign Investment Fund Securities	(approximately ¥145.3 billion)
to be Publicly Offered or Sold:

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=¥121.73 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2007.

Note 2: “Securities and Exchange Law” in Japan shall read “Financial Instruments and Exchange Law” after its taking effect.

Places where a copy of this Securities Registration Statement is available for Public Inspection

Not applicable.

PART I. INFORMATION CONCERNING SECURITIES

9. DATE OF PAYMENT

[Before amendment]

- Omitted hereinbefore -

The total issue price for each Application Day will be transferred by Mitsubishi UFJ to the account of the Fund at Putnam Fiduciary Trust Company within three Fund Business Days (hereinafter referred to as “Payment Date”) from (and including) the Application Day.

[After amendment]

- Omitted hereinbefore -

The total issue price for each Application Day will be transferred by Mitsubishi UFJ to the account of the Fund’s underwriter within three Fund Business Days (hereinafter referred to as “Payment Date”) from (and including) the Application Day.

12. MISCELLANEOUS

(C) METHOD OF SUBSCRIPTION

 [Before amendment]

- Omitted hereinbefore -

The subscription amount shall be paid in dollars to the account of the Fund with the Putnam Fiduciary Trust Company for the Fund by Mitsubishi UFJ on the Payment Date.

[After amendment]

- Omitted hereinbefore -

The subscription amount shall be paid in dollars to the account of the Fund’s underwriter for the Fund by Mitsubishi UFJ on the Payment Date.

PART II. INFORMATION ON THE FUND
I. DESCRIPTION OF THE FUND
1. NATURE OF THE FUND
(B) Structure of the Fund
(1) Affiliated Companies of the Fund:

Names of the affiliated companies of the Fund and their roles in the operation of the Fund are as follows:

[Before amendment]

- Omitted hereinbefore -

c. Putnam Fiduciary Trust Company (the “Custodian” and “Investor Servicing Agent”) acts as Custodian and Investor Servicing Agent.

d. State Street Bank and Trust Company (the “Custodian” and Sub-Accounting Sevices Agent) acts as Custodian and Sub-Accounting Services Agent.

- Omitted in-between -

(Note) Putnam Fiduciary Trust Company is managing the transfer of the Fund's assets to State Street. This transfer is expected to be completed during the first half of 2007. Putnam Fiduciary Trust Company will remain custodian with respect to Fund assets until the assets are transferred.

(2) Outline of Agreements concluded between related parties of the Fund

Role in Operation	Related Party	Agreement	Outline
of Fund

Investment	Putnam Investment	Management	An agreement concluded on July 1,
Management	Management, LLC	Contract (Note 1)	1999, on Investment Management
Company			Company’s acting as investment
manager of the Fund and as investment
adviser concerning the Fund’s assets

Sub-Investment	Putnam Investments	Sub-Management	An agreement concluded on December
Management	Limited	Contract	30, 2006 on Sub-Investment Company’s
Company		(Note 2)	acting as sub-investment manager for a
portion of the Fund’s assets.

Custodian and	Putnam Fiduciary Trust	Amended and	An agreement concluded on February
Investor Servicing	Company	Restated Custodian	10, 2006, on Custodian’s acting as
Agent		Agreement (Note 3)	custodian of the Fund’ assets.

		Investor Servicing	An agreement concluded on January 1,
		Agreement (Note 4)	2005, on Investor Servicing Agent’s
acting as investor servicing agent

Custodian and	State Street Bank and	Master Custodian	An agreement concluded on January 1,
Sub-Accounting	Trust Company	Agreement (Note 3)	2007, on Custodian’s acting as
Services Agent			custodian of the Fund’s assets.

		Master	An agreement concluded on January 1,
		Sub-Accounting	2007, on Sub-Accounting Services
		Services Agreement	Agent’s acting as accounting services
		(Note 5)	agent of the Fund.

Principal	Putnam Retail	Distribution	An agreement concluded on June 10,
Underwriter	Management Limited	Agreement	2005, on Distribution plan of Class M
	Partnership		shares

Agent Company	Mitsubishi UFJ Securities	Agent Securities	An agreement concluded November 5,
	Co., Ltd.	Company Agreement	1997, on Agent Company’s rendering of
		(Note 6)	service as agent company in Japan

Distributor in	Mitsubishi UFJ Securities	Japan Dealer Sales	An agreement concluded November 21,
Japan	Co., Ltd.	Agreement (Note 7)	1997, on Distributor’s sale of shares of
the Fund in Japan

(Note 1) Management Contract is an agreement by which Investment Management Company agrees to provide investment management services of Fund and investment advisory services of Fund’s assets.

(Note 2) Sub-Management Contract is an agreement by which Sub-Investment Management Company agrees to provide investment advisory services for a portion of the Fund’s assets as determined from time to time by Investment Management Company.

(Note 3) (Master) Custodian Agreement is an agreement by which Custodian agrees to provide custody services of Fund’s assets.

(Note 4) Investor Servicing Agreement is an agreement by which the Investor Servicing Agent agrees to provide investor servicing agent functions to the Fund.

(Note 5) Master Sub-Accounting Services Agreement is an agreement under which Investment Management Company has delegated to Custodian responsibility for providing certain administrative, pricing, and bookkeeping services for the Fund.

(Note 6) Agent Securities Company Agreement is an agreement by which Agent Company, appointed by Fund, agrees to distribute prospectuses relating to Shares, to make public the daily net asset value per Share and to distribute management reports and other documents required to be prepared in accordance with the applicable laws and regulations of Japan and/or the Rules of the Japan Securities Dealers Association, etc.

(Note 7) Japan Dealer Sales Agreement is an agreement by which Distributor in Japan agrees to sell Shares delivered by Principal Underwriter for the purpose of public offering in Japan in accordance with the provisions of the applicable laws and regulations of Japan and the prospectus in Japan.

(3) Outline of the Fund

- Omitted in-between -

2. Putnam Investment Management LLC (the “Investment Management Company”)

c. History of the Company - Omitted in-between –Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds.

- Omitted hereinafter -

[After amendment]

- Omitted hereinbefore -

c. Putnam Fiduciary Trust Company ( “Investor Servicing Agent”) acts as Investor Servicing Agent.

d. State Street Bank and Trust Company (the “Custodian” and Sub-Accounting Sevices Agent) acts as Custodian and Sub-Accounting Services Agent.

- Omitted in-between -

(2) Outline of Agreements concluded between related parties of the Fund

Role in Operation	Related Party	Agreement	Outline
of Fund

Investment	Putnam Investment	Management	An agreement concluded on July 1,
Management	Management, LLC	Contract (Note 1)	1999, on Investment Management
Company			Company’s acting as investment
manager of the Fund and as investment
adviser concerning the Fund’s assets

Sub-Investment	Putnam Investments	Sub-Management	An agreement concluded on December
Management	Limited	Contract	30, 2006 on Sub-Investment Company’s
Company		(Note 2)	acting as sub-investment manager for a
portion of the Fund’s assets.

Investor Servicing	Putnam Fiduciary Trust	Investor Servicing	An agreement concluded on January 1,
Agent	Company	Agreement (Note 4)	2005, on Investor Servicing Agent’s
acting as investor servicing agent

Custodian and	State Street Bank and	Master Custodian	An agreement concluded on January 1,
Sub-Accounting	Trust Company	Agreement (Note 3)	2007, on Custodian’s acting as
Services Agent			custodian of the Fund’s assets.

		Master	An agreement concluded on January 1,
		Sub-Accounting	2007, on Sub-Accounting Services
		Services Agreement	Agent’s acting as accounting services
		(Note 5)	agent of the Fund.

Principal	Putnam Retail	Distribution	An agreement concluded on June 10,
Underwriter	Management Limited	Agreement	2005, on Distribution plan of Class M
	Partnership		shares

Agent Company	Mitsubishi UFJ Securities	Agent Securities	An agreement concluded November 5,
	Co., Ltd.	Company Agreement	1997, on Agent Company’s rendering of
		(Note 6)	service as agent company in Japan

Distributor in	Mitsubishi UFJ Securities	Japan Dealer Sales	An agreement concluded November 21,
Japan	Co., Ltd.	Agreement (Note 7)	1997, on Distributor’s sale of shares of
the Fund in Japan

(Note 1) Management Contract is an agreement by which Investment Management Company agrees to provide investment management services of Fund and investment advisory services of Fund’s assets.

(Note 2) Sub-Management Contract is an agreement by which Sub-Investment Management Company agrees to provide investment advisory services for a portion of the Fund’s assets as determined from time to time by Investment Management Company.

(Note 3) Master Custodian Agreement is an agreement by which Custodian agrees to provide custody services of Fund’s assets.

(Note 4) Investor Servicing Agreement is an agreement by which the Investor Servicing Agent agrees to provide investor servicing agent functions to the Fund.

(Note 5) Master Sub-Accounting Services Agreement is an agreement under which Investment Management Company has delegated to Custodian responsibility for providing certain administrative, pricing, and bookkeeping services for the Fund.

(Note 6) Agent Securities Company Agreement is an agreement by which Agent Company, appointed by Fund, agrees to distribute prospectuses relating to

Shares, to make public the daily net asset value per Share and to distribute management reports and other documents required to be prepared in accordance with the applicable laws and regulations of Japan and/or the Rules of the Japan Securities Dealers Association, etc.

(Note 7) Japan Dealer Sales Agreement is an agreement by which Distributor in Japan agrees to sell Shares delivered by Principal Underwriter for the purpose of public offering in Japan in accordance with the provisions of the applicable laws and regulations of Japan and the prospectus in Japan.

(3) Outline of the Fund

- Omitted in-between -

2. Putnam Investment Management LLC (the “Investment Management Company”)

c. History of the Company

- Omitted in-between –

Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder services to the Putnam Funds.

- Omitted hereinafter -

4. FEES, ETC AND TAX

(C) Management Fee, etc.:

(3) Custodian Fee and Charges of the Investor Servicing Agent

[Before amendment]

Effective January 1, 2007 the Fund retained State Street Bank and Trust Company, 2 Avenue de Lafayette, Boston, Massachusetts 02111, as its custodian. Putnam Fiduciary Trust Company “PFTC”, the Fund’s previous custodian, is managing the transfer of the Fund’s assets to State Street. This transfer is expected to be completed during the first half of 2007. State Street is responsible for safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the Fund’s investments, serving as the Fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the Fund and performing other administrative duties. State Street does not determine the investment policies of the Fund or decide which securities the fund will buy or sell. State Street has a lien on the Fund’s assets to secure charges and advances made by it.

PFTC will remain custodian with respect to the Fund’s assets until the assets are transferred, performing similar services to those described for State Street. PFTC may employ one or more sub-custodians in fulfilling its responsibilities. The Fund pays State Street and PFTC an annual fee based on the Fund’s assets held with each of them and on securities transactions processed by each of them and reimburses them for certain out-of-pocket expenses. In addition to the fees the Fund pays to PFTC for providing custody services, the Fund will make additional payments to PFTC in 2007 for managing the transition of custody services from PFTC to State Street and for providing oversight services. The Fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The Fund also has an offset arrangement that may reduce the Fund’s custody fee based on the amount of cash maintained by its custodian.

The Fund will pay to Putnam Investor Services, a division of Putnam Fiduciary Trust Company, the Fund’s Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.

For the fiscal year ending on October 31, 2006, the fund incurred $384,577 in fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company before the expense reduction, and $364,016 after the expense reduction.

[After amendment]

Effective January 1, 2007 the Fund retained State Street Bank and Trust Company, 2 Avenue de Lafayette, Boston, Massachusetts 02111, as its custodian. State Street is responsible for safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the Fund’s investments, serving as the Fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the Fund and performing other administrative duties. State Street does not determine the investment policies of the Fund or decide which securities the fund will buy or sell. State Street has a lien on the Fund’s assets to secure charges and advances made by it.

The Fund pays State Street an annual fee based on the Fund’s assets held and on securities transactions processed by State Street and reimburses State Street for certain out-of-pocket expenses. The Fund will make payments to Putnam Fiduciary Trust Company (“PFTC”) in 2007 for managing the transition of custody services from PFTC to State Street and for providing oversight services. The Fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The Fund also has an offset arrangement that may reduce the Fund’s custody fee based on the amount of cash maintained by its custodian.

The Fund will pay to Putnam Investor Services, a division of PFTC, the Fund’s Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.

For the fiscal year ending on October 31, 2006, the fund incurred $384,577 in fees and out-of-pocket expenses for investor servicing and custody services provided by PFTC before the expense reduction, and $364,016 after the expense reduction.

PART III. DETAILED INFORMATION ON THE FUND

III. MANAGEMENT AND ADMINISTRATION

1. Outline of Management of Assets, etc.:

(5). Miscellaneous:

e. The Procedures Concerning Amendments to Bylaws and Concerning Novation of Agreements Concluded Between the Related Companies, etc.:

[Before amendment]

- Omitted hereinbefore –

(iv) Custodian Agreement

The Custodian Agreement with Putnam Fiduciary Trust Company shall become effective as of its execution, shall continue in full force and effect until terminated as hereinafter provided, may be amended at any time by mutual agreement of the parties hereto and may be terminated by either party by an instrument in writing delivered or mailed, postage prepaid to the other party, such termination to take effect not sooner than thirty (30) days after the date of such delivery or mailing; provided either party may at any time immediately terminate this Agreement in the event of the appointment of a conservator or receiver for the other party or upon the happening of a like event at the direction of an appropriate regulatory agency or court of competent jurisdiction. No provision of this Agreement may be amended or terminated except by a statement in writing signed by the party against which enforcement of the amendment or termination is sought.

The Custodian Agreement with State Street Bank and Trust Company shall become effective as of its execution and shall continue in full force and effect for an initial term of (4) years from the date hereof, and shall automatically renew for additional consecutive three (3) year terms, unless either party gives one hundred eighty (180) days’ prior written notice to the other of its intent not to renew. If this Agreement is terminated (the effective date of such termination being referred to as the “Termination Date”), the Custodian shall, at the reasonable request of the Funds, and subject to the consent of the Custodian (which consent shall not be unreasonably withheld or delayed), continue to provide services hereunder for a period (the “Extension Period”) not to exceed ninety (90) days from the Termination Date, and the compensation payable to the Custodian for its services and expenses during such Extension Period shall not exceed one hundred and five percent (105%) (per annum) of the compensation last agreed upon by each Fund and the Custodian and in effect immediately prior to the Termination Date.

- Omitted hereinafter -

[After amendment]

- Omitted hereinbefore –

(iv) Custodian Agreement

The Custodian Agreement with State Street Bank and Trust Company shall become effective as of its execution and shall continue in full force and effect for an initial term of (4) years from the date hereof, and shall automatically renew for additional consecutive three (3) year terms, unless either party gives one hundred eighty (180) days’ prior written notice to the other of its intent not to renew. If this Agreement is terminated (the effective date of such termination being referred to as the “Termination Date”), the Custodian shall, at the reasonable request of the Funds, and subject to the consent of the Custodian (which consent shall not be unreasonably withheld or delayed), continue to provide services hereunder for a period (the “Extension Period”) not to exceed ninety (90) days from the Termination Date, and the compensation payable to the Custodian for its services and expenses during such Extension Period shall not exceed one hundred and five percent (105%) (per annum) of the compensation last agreed upon by each Fund and the Custodian and in effect immediately prior to the Termination Date.

- Omitted hereinafter -

2. Outline of Disclosure System

(2) Disclosure in Japan

b. Disclosure to Japanese Shareholders

[Before amendment]

When the Trustees makes changes to the Agreement and Declaration of Trust, if the contents of such changes are material, the Investment Management Company must give 30 days prior public notice thereof, including the contents of such changes, before such changes are made, and its written notice stating these matters must be given to Japanese Shareholders known to the Distributors or the Sales Handling Companies in Japan ; provided, however, that if such written notice is delivered to all Japanese Shareholders, no public notice is required.

The Japanese Shareholders will be notified of the material facts which would change their position, including notices from the Trustees, through the Distributors or the Sales Handling Companies.

The investment management report mentioned in sub-paragraph (a), (ii) above will be delivered to Japanese Shareholders known to the Distributors or the Sales Handling Companies.

[After amendment]

When the Trustees makes changes to the Agreement and Declaration of Trust, if the contents of such changes are material, the Investment Management Company must give 30 days prior public notice thereof, including the contents of such changes, before such changes are made, and its written notice stating these matters must be given to Japanese Shareholders known to the Distributors or the Sales Handling Companies in Japan ; provided, however, that if such written notice is delivered to all Japanese Shareholders, no public notice is required.

After taking effect of amendment on June 14, 2006 to the Investment Fund Law, the previous paragraph shall read "In the case where the Agreement and Declaration of Trust is to be amended and the amendment is significant or the case where the Fund is to be merged with another fund, the Trustees shall notify in writing Shareholders known in Japan of contents of the amendment and reasons therefor, etc. at least 14 days before such amendment or merger."

The Japanese Shareholders will be notified of the material facts which would change their position, including notices from the Trustees, through the Distributors or the Sales Handling Companies.

The investment management report mentioned in sub-paragraph (a), (ii) above will be delivered to Japanese Shareholders known to the Distributors or the Sales Handling Companies.

PART IV. SPECIAL INFORMATION

II. OUTLINE OF THE OTHER RELATED COMPANIES

[Before amendment]

1. Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian)

- Omitted in-between -

(2) Description of Business

Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam, LLC, parent of Putnam. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception and custody services since 1990.

(3) Outline of Business Relationship with the Fund

Putnam Fiduciary Trust Company provides transfer agent services, shareholder services and custody services to the Fund.

Omitted in-between -

3. Mitsubishi UFJ Securities Co., Ltd. (Distributor in Japan and Agent Company)

- Omitted in-between –

(2) Description of Business

The Distributor is a registered securities company pursuant to the Securities and Exchange Law of Japan and engages in the securities business including selling and buying, mediation of selling and buying, underwriting and subscription of securities.

- Omitted hereinafter -

[After amendment]

1. Putnam Fiduciary Trust Company (the Transfer Agent and Shareholder Service Agent)

- Omitted in-between -

(2) Description of Business

Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam, LLC, parent of Putnam. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception.

(3) Outline of Business Relationship with the Fund

Putnam Fiduciary Trust Company provides transfer agent services and shareholder services to the Fund.

Omitted in-between -

3. Mitsubishi UFJ Securities Co., Ltd. (Distributor in Japan and Agent Company)

- Omitted in-between –

(2) Description of Business

The Distributor is a registered securities company pursuant to the Securities and Exchange Law of Japan and engages in the securities business including selling and buying, mediation of selling and buying, underwriting and subscription of securities. Incidentally, when the Financial Instruments and Exchange Law of Japan takes effect, the above sentense shall read, “The Distributor engages in the First Category Financial Instruments Transaction defined by the Financial Instruments and Exchange Law of Japan.”

- Omitted hereinafter -